Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Detail) - USD ($)	3 Months Ended				6 Months Ended		11 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2022
Numerator:
Allocation of net income (loss), as adjusted	$ 1,533,246	$ 267,108	$ (47,560)	$ (276,453)	$ 1,800,354	$ (324,013)	$ (10,861)		$ 1,890,290
Common Class A [Member]
Denominator:
Basic weighted average shares outstanding	23,000,000		23,000,000		23,000,000	20,839,779	0		21,928,767
Diluted weighted average shares outstanding	23,000,000		23,000,000		23,000,000	20,839,779	0		21,928,767
Basic net income (loss) per ordinary share	$ 0.05		$ 0		$ 0.06	$ (0.01)	$ 0		$ 0.07
Diluted net income (loss) per ordinary share	$ 0.05		$ 0		$ 0.06	$ (0.01)	$ 0		$ 0.07
Common Class A [Member] | Common Stock [Member]
Numerator:
Allocation of net income (loss), as adjusted	$ 1,226,597		$ (38,048)		$ 1,440,283	$ (254,620)	$ 0		$ 1,449,493
Common Class B [Member]
Denominator:
Basic weighted average shares outstanding	5,750,000		5,750,000		5,750,000	5,679,558	5,000,000	[1]	5,715,068
Diluted weighted average shares outstanding	5,750,000		5,750,000		5,750,000	5,679,558	5,000,000	[1]	5,715,068
Basic net income (loss) per ordinary share	$ 0.05		$ 0		$ 0.06	$ (0.01)	$ 0		$ 0.07
Diluted net income (loss) per ordinary share	$ 0.05		$ 0		$ 0.06	$ (0.01)	$ 0		$ 0.07
Common Class B [Member] | Common Stock [Member]
Numerator:
Allocation of net income (loss), as adjusted	$ 306,649		$ (9,512)		$ 360,071	$ (69,393)	$ (10,861)		$ 390,797

[1]	Excluded an aggregate of up to 750,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5). On November 17, 2021, the Sponsor surrendered an aggregate of 1,437,500 Founder Shares for no consideration, thereby reducing the aggregate number of Founder Shares held by the Sponsor to 5,620,000 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the reverse share split on Founder Shares (see Note 5). On January 22, 2022, the underwriters fully exercised their over-allotment option resulting in no forfeiture of Class B ordinary shares.